Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 16, 2013
Goldman Sachs Fixed Income Macro Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Fixed Income Macro Strategies Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Fixed Income Macro Strategies Fund (the “Fund”) seeks to generate long-term absolute return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 45 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-99 of the Fund’s Statement of Additional Information SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 16, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 45 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-99 of the Fund’s Statement of Additional Information SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below).
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in fixed income investments, including but not limited to: U.S. and foreign investment grade and non-investment grade fixed income investments, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), non-U.S. sovereign debt, agency securities, corporate debt securities, agency and non-agency mortgage-backed securities, asset-backed securities, custodial receipts, municipal securities, loans and loan participations and convertible securities, as well as pooled investment vehicles, derivatives and other instruments that provide exposure to such investments. The Fund’s investments in loans and loan participations may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. The Fund may invest in unregistered securities, including, for example, restricted securities eligible for resale pursuant to an exemption from registration under the Securities Act of 1933.

Non-investment grade fixed income securities (commonly known as “junk bonds”) are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.

The Fund may invest in sovereign, quasi-sovereign and corporate debt securities and other instruments of issuers in emerging market countries. Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. There is no limitation to the amount the Fund invests in non-investment grade or emerging market securities. From time to time, the Fund may also invest in preferred stock. The Fund’s investments may be denominated in currencies other than the U.S. dollar.

The Fund may engage in forward foreign currency transactions for both investment and hedging purposes. The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate, interest rate or index. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, futures contracts (including interest rate futures and Treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, mortgage, index, basis, total return, inflation, inflation asset, volatility, correlation, variance and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, or to gain long or short exposure to individual securities, a credit or asset backed index or equity markets.

The Fund may implement short positions and may do so by using swaps or futures, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future.

This gives the Fund a short position with respect to that asset. The Fund will benefit to the extent the asset decreases in value (and will experience losses to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement.

Additionally, the Fund uses short positions and derivatives for both investment and hedging purposes.

The Investment Adviser seeks long-term absolute return through the implementation of relative value, macro and other strategies that aim to exploit disparities or inefficiencies in the global fixed income, currency and commodities markets. The Fund may also employ a macro hedge at the portfolio level to remove unintended market directional risks, which may enable the Fund to pursue returns in a variety of market cycles. Absolute return performance may be uncorrelated to fixed income and equity markets over the long-term.

The Fund may sell investments that the portfolio managers believe are no longer favorable with regard to these factors.

Investment in Cayman Subsidiary.  The Fund intends to gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments (which may include total return swaps). Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The value of the swap will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked swaps expose the Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the swaps. Neither the Fund nor the Subsidiary invests directly in commodities. The Subsidiary will also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions.

Exposure to Commodities.  The Fund primarily gains exposure to commodities by investing in the Subsidiary, and it may also gain exposure to commodities by investing in commodity index-linked structured notes, publicly traded partnerships (“PTPs”), exchange-traded funds (“ETFs”) and affiliated or unaffiliated investment companies.

PTPs are limited partnerships, the interests (or “units”) in which are traded on public exchanges, just like ETFs. The Fund may invest in PTPs that are commodity pools.

The Fund’s benchmark index is the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index. References in the Prospectus to the Fund’s benchmark are for informational purposes only and are not an indication of how the Fund is managed.

		THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Commodity Sector Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Fund may invest may involve companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Counterparty Risk.  Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, might not be available in connection with over the counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk.  Loss may result from the Fund’s investments in forward foreign currency exchange contracts, futures contracts (including interest rate futures and treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, mortgage, index, basis, total return, volatility and currency swaps), and other forward contracts and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk.  The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
Loan-Related Investments Risk.  In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). The Fund may purchase many types of U.S. Government securities, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks. These securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Hedging Foreign Currency Trading Risk.  The Fund may engage in forward foreign currency transactions for both investment and hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Advisers’ expectations may produce significant losses to the Fund. Some of the transactions may also be subject to interest rate risk.
Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Short Position Risk.  The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the price of the underlying instrument or market on which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate and may exceed the amount invested.

Sovereign Risk.  An issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

Subsidiary Risk.  The Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

Tax Risk.  The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and commodity index-linked structured notes. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the granting of such private letter rulings, pending review of its position on this matter. The tax treatment of the Fund’s investments in the Subsidiary or commodity index-linked structured notes may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS (which may be retroactive) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. In connection with investments in the Subsidiary and commodity index-linked structured notes, the Fund has obtained an opinion of counsel that its income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as a regulated investment company (RIC) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

		U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet commenced investment operations as of the date of this Prospectus, there is no performance information quoted for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet commenced investment operations as of the date of this Prospectus, there is no performance information quoted for the Fund.
Goldman Sachs Fixed Income Macro Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.79%
1 Year	rr_ExpenseExampleYear01	550
3 Years	rr_ExpenseExampleYear03	1,093
Goldman Sachs Fixed Income Macro Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.54%
1 Year	rr_ExpenseExampleYear01	357
3 Years	rr_ExpenseExampleYear03	969
1 Year	rr_ExpenseExampleNoRedemptionYear01	257
3 Years	rr_ExpenseExampleNoRedemptionYear03	969
Goldman Sachs Fixed Income Macro Strategies Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	643
Goldman Sachs Fixed Income Macro Strategies Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	670
Goldman Sachs Fixed Income Macro Strategies Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	$ 821

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund's "Other Expenses" have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[3]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below).
[4]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective management fee rate of 1.35% as an annual percentage rate of the average daily net assets of the Fund, (ii) waive a portion of the management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary at an annual rate of 1.00% of the Subsidiary's average daily net assets, and (iii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.064% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 16, 2014, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.